Not FDIC Insured May Lose Value No Bank Guarantee
132-Q1PH

Schedule of Investments
(unaudited)
Franklin Gold and Precious Metals Fund 2
Notes to Schedule of Investments 7

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), October 31, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 98.8%
Copper 0.7%
a
Faraday Copper Corp. ................................. Canada 4,400,000 $ 2,844,112
a
Imperial Metals Corp. .................................. Canada 1,765,330 2,738,617
a
SolGold plc .......................................... Australia 20,000,000 2,153,047
7,735,776
Diversified Metals & Mining 5.5%
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 148,606
a
Andean Silver Ltd. ..................................... Australia 1,400,000 1,283,867
a
Arizona Metals Corp. ................................... Canada 150,000 174,525
a,b
Arizona Metals Corp. , 144A .............................. Canada 1,244,000 1,447,395
a
Aston Minerals Ltd. .................................... Australia 36,000,000 242,602
a
AuMega Metals Ltd. ................................... Australia 10,813,044 391,324
a
Azimut Exploration, Inc. ................................. Canada 1,700,000 818,041
a,b
Bluestone Resources, Inc. , 144A .......................... Canada 5,038,216 1,085,550
a
Bravo Mining Corp. .................................... Canada 2,830,000 4,471,577
a,b
Bravo Mining Corp. , 144A ............................... Canada 415,000 655,726
a
Chalice Mining Ltd. .................................... Australia 2,522,810 2,978,232
a
Collective Mining Ltd. .................................. Canada 700,000 2,569,038
a
Contango ORE, Inc. ................................... United States 156,457 3,365,390
a
Ivanhoe Electric, Inc. ................................... United States 408,900 4,150,335
a
Magna Mining, Inc. .................................... Canada 2,210,000 1,777,714
a,c,d
Magna Mining, Inc. , 144A ............................... Canada 1,380,000 1,027,944
a
Max Resource Corp. ................................... Canada 6,000,000 290,875
a
Meridian Mining UK Societas ............................. Netherlands 7,700,000 2,377,994
a,b
NorthIsle Copper & Gold, Inc. , 144A ....................... Canada 4,430,000 1,479,477
a,c,d
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 51,344
a
Prime Mining Corp. .................................... Canada 5,290,000 7,142,744
a
Sunrise Energy Metals Ltd. .............................. Australia 659,281 147,964
a
Vizsla Silver Corp. ..................................... Canada 4,100,000 8,333,393
a,b
Vizsla Silver Corp. , 144A ................................ Canada 6,500,000 13,211,477
a
Western Copper & Gold Corp. ............................ Canada 3,360,000 3,571,516
63,194,650
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 149,871
a
Gold 86.0%
Agnico Eagle Mines Ltd. , ( CAD Traded) ..................... Canada 169,559 14,635,401
Agnico Eagle Mines Ltd. , ( USD Traded) ..................... Canada 435,000 37,536,150
Alamos Gold, Inc. , ( CAD Traded) , A ........................ Canada 1,387,316 28,028,297
Alamos Gold, Inc. , ( USD Traded) , A ........................ Canada 1,134,500 22,894,210
a
Allied Gold Corp. ...................................... Canada 2,163,859 5,750,190
e
Anglogold Ashanti plc .................................. United Kingdom 549,823 15,285,079
a
Artemis Gold, Inc. ..................................... Canada 3,066,800 30,880,552
a,c,d,f
Ascot Resources Ltd. .................................. Canada 3,300,000 555,322
a,b,f
Ascot Resources Ltd. , 144A ............................. Canada 32,420,000 5,821,094
a
Atex Resources, Inc. ................................... Canada 6,970,000 8,259,777
a
Aurum Resources Ltd. ................................. Australia 4,500,000 1,421,280
a
Ausgold Ltd. ......................................... Australia 11,666,666 4,247,487
a
Awale Resources Ltd. , ( CAD Traded) ...................... Canada 3,500,000 1,043,200
B2Gold Corp. ........................................ Canada 6,113,694 20,198,221
a,f
Banyan Gold Corp. .................................... Canada 22,517,629 3,477,064
Barrick Gold Corp. .................................... Canada 1,888,383 36,483,560
a
Bellevue Gold Ltd. ..................................... Australia 13,894,000 14,741,834
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 138,255
a,b
Belo Sun Mining Corp. , 144A ............................. Canada 3,800,000 150,106
a
Black Cat Syndicate Ltd. ................................ Australia 21,392,045 8,220,353
a
Calibre Mining Corp. ................................... Canada 12,044,343 21,885,437
a
Catalyst Metals Ltd. ................................... Australia 6,588,915 14,949,015

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
Centamin plc ......................................... Egypt 8,703,716 $ 17,819,369
Centerra Gold, Inc. .................................... Canada 162,100 1,145,591
a
Cerrado Gold, Inc. ..................................... Canada 2,709,000 797,709
a
De Grey Mining Ltd. ................................... Australia 9,828,393 9,782,429
Dundee Precious Metals, Inc. ............................ Canada 167,415 1,702,587
a
Eldorado Gold Corp. ................................... Turkiye 656,724 11,423,748
a
Emerald Resources NL ................................. Australia 8,250,000 22,655,695
Endeavour Mining plc .................................. Burkina Faso 1,268,114 28,079,114
a,f
Falcon Metals Ltd. ..................................... Australia 9,225,414 1,062,306
a,c,d
Firefinch Ltd. ......................................... Australia 18,028,500 533,824
a
FireFly Metals Ltd. .................................... Australia 9,137,185 7,619,238
a
Florida Canyon Gold, Inc. ............................... United States 1,400,000 683,736
a
Founders Metals, Inc. .................................. Canada 500,000 1,411,283
a,c,d
Founders Metals, Inc. , 144A ............................. Canada 980,000 2,525,885
G Mining Ventures Corp. ................................ Canada 6,165,312 52,648,802
a
Galiano Gold, Inc. ..................................... Canada 5,614,362 9,677,501
a
Genesis Minerals Ltd. .................................. Australia 8,316,549 13,277,386
a,f
Geopacific Resources Ltd. .............................. Australia 60,464,743 1,233,360
Gold Fields Ltd. ....................................... South Africa 439,800 7,252,959
a
Greatland Gold plc .................................... United Kingdom 201,575,000 16,632,355
a
Greenheart Gold, Inc. .................................. Canada 137,500 71,103
a
Greenheart Gold, Inc. .................................. Canada 975,000 504,183
a,f
Heliostar Metals Ltd. ................................... Canada 16,787,500 6,872,464
a,c,d,f
Heliostar Metals Ltd. , 144A .............................. Canada 1,180,000 442,552
a
Hochschild Mining plc .................................. Peru 2,688,520 7,954,870
a,f
Integra Resources Corp. , ( CAD Traded) .................... Canada 4,439,520 4,942,188
a,c,d,f
Integra Resources Corp. , ( CAD Traded) , 144A ............... Canada 2,100,000 2,130,322
a,f
Integra Resources Corp. , ( USD Traded) .................... Canada 740,000 836,200
a
K92 Mining, Inc. ...................................... Canada 1,841,571 12,247,601
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 2,926,468
a,f
Liberty Gold Corp. ..................................... Canada 16,329,800 4,163,521
a,b,f
Liberty Gold Corp. , 144A ................................ Canada 6,500,000 1,657,270
a
Lion One Metals Ltd. ................................... Canada 5,544,310 1,333,963
a
Mawson Gold Ltd. ..................................... Canada 13,426,000 10,414,106
a,c
Meeka Metals Ltd. ..................................... Australia 63,000,000 3,559,240
a,c,d,f
Monarch Mining Corp. .................................. Canada 15,500,000 —
a
Montage Gold Corp. ................................... Canada 6,000,000 10,686,968
a
New Gold, Inc. ....................................... Canada 5,800,000 15,950,000
a,f
Newcore Gold Ltd. .................................... Canada 12,620,000 3,262,973
Newmont Corp. ....................................... United States 543,614 24,701,820
Newmont Corp. , CDI ................................... United States 912,765 42,289,252
Northern Star Resources Ltd. ............................ Australia 662,254 7,683,888
a,f
O3 Mining, Inc. ....................................... Canada 6,280,000 4,961,396
OceanaGold Corp. .................................... Australia 7,558,488 21,442,904
a
Omai Gold Mines Corp. ................................. Canada 17,500,000 2,136,675
a,f
Onyx Gold Corp. ...................................... Canada 1,300,000 168,061
a,f
Onyx Gold Corp. ...................................... Canada 1,400,750 181,086
a
Ora Banda Mining Ltd. ................................. Australia 38,707,692 23,623,620
a
Orla Mining Ltd. ...................................... Canada 3,246,364 15,598,215
a,b
Orla Mining Ltd. , 144A .................................. Canada 2,000,000 9,609,653
a,b
Osisko Development Corp. , 144A ......................... Canada 804,049 1,472,564
a,f
Pantoro Ltd. ......................................... Australia 329,543,083 27,023,341
Perseus Mining Ltd. ................................... Australia 21,916,211 40,969,121
a
Predictive Discovery Ltd. ................................ Australia 78,157,421 14,281,373
a
Probe Gold, Inc. ...................................... Canada 705,000 825,331
a,b
Probe Gold, Inc. , 144A ................................. Canada 5,800,000 6,789,959
Ramelius Resources Ltd. ............................... Australia 1,467,234 2,288,871
a
Resolute Mining Ltd. ................................... Australia 27,033,333 14,452,255

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Rio2 Ltd. ............................................ Canada 3,530,000 $ 1,749,345
a
Robex Resources, Inc. ................................. Canada 3,050,000 5,695,407
a,f
RTG Mining, Inc. ...................................... Australia 4,167,708 104,765
a,f
RTG Mining, Inc. , CDI .................................. Australia 82,487,582 1,411,198
a,f
Saturn Metals Ltd. ..................................... Australia 17,486,957 3,202,107
a
Skeena Resources Ltd. ................................. Canada 2,210,934 21,484,495
a
Southern Cross Gold Ltd. ............................... Canada 3,757,272 7,665,702
a
Spartan Resources Ltd. ................................. Australia 17,053,207 17,723,746
a
St. Augustine Gold and Copper Ltd. , ( CAD Traded) ............ United States 1,337,336 76,839
a,b
St. Augustine Gold and Copper Ltd. , ( CAD Traded) , 144A ....... United States 16,383,333 941,334
a,b
St. Augustine Gold and Copper Ltd. , ( USD Traded) , 144A ....... United States 10,000,000 574,568
a
St. Barbara Ltd. ....................................... Australia 9,008,021 2,719,101
a
STLLR Gold, Inc. ..................................... Canada 325,000 287,105
a,b
STLLR Gold, Inc. , 144A ................................. Canada 4,370,010 3,860,461
a,f
Talisker Resources Ltd. ................................. Canada 5,280,000 1,820,232
a
Tolu Minerals Ltd. ..................................... Australia 4,240,000 2,650,424
a
Torex Gold Resources, Inc. .............................. Canada 1,165,000 25,126,549
a,b
Torex Gold Resources, Inc. , 144A ......................... Canada 180,000 3,882,214
a
Troilus Gold Corp. ..................................... Canada 18,125,000 3,840,180
a
Vault Minerals Ltd. .................................... Australia 102,833,903 26,482,837
a
West African Resources Ltd. ............................. Australia 7,579,984 9,098,338
a,c,d,f
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 263,170
995,682,255
Precious Metals & Minerals 4.0%
Anglo American Platinum Ltd. ............................ South Africa 66,556 2,616,211
a,f
Aurion Resources Ltd. .................................. Canada 7,475,000 3,596,976
a
Impala Platinum Holdings Ltd. ............................ South Africa 1,590,000 10,495,111
a
Impala Platinum Holdings Ltd. , ADR ....................... South Africa 1,206,100 8,104,992
Northam Platinum Holdings Ltd. .......................... South Africa 689,019 5,089,413
a
Platinum Group Metals Ltd. , ( CAD Traded) .................. South Africa 2,620,458 4,780,381
a
Platinum Group Metals Ltd. , ( USD Traded) .................. South Africa 2,268,243 4,105,520
a,b
Platinum Group Metals Ltd. , ( USD Traded) , 144A ............. South Africa 36,628 66,819
a
Sable Resources Ltd. .................................. Canada 12,000,000 387,834
a,f
TDG Gold Corp. ...................................... Canada 2,080,000 201,673
a,b,f
TDG Gold Corp. , 144A ................................. Canada 5,370,000 520,666
a,f
Thesis Gold, Inc. ...................................... Canada 11,144,053 6,403,018
a
Vizsla Royalties Corp. .................................. Canada 175,833 236,153
a,b
Vizsla Royalties Corp. , 144A ............................. Canada 216,667 290,995
46,895,762
Research & Consulting Services 0.2%
a
Chrysos Corp. Ltd. .................................... Australia 490,000 1,753,965
a
Silver 2.4%
a
Aya Gold & Silver, Inc. .................................. Canada 670,000 8,608,683
a
GoGold Resources, Inc. ................................ Canada 9,402,458 10,804,706
Pan American Silver Corp. .............................. Canada 148,021 3,461,460
a
Silver Mountain Resources, Inc. .......................... Canada 13,400,000 625,561
a,f
Silver Tiger Metals, Inc. ................................. Canada 3,560,000 664,776
a,b,f
Silver Tiger Metals, Inc. , 144A ............................ Canada 21,500,000 4,014,795
28,179,981
Total Common Stocks (Cost $ 816,922,167 ) .....................................
1,143,592,260

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Rights a Value
a a a
Rights 0.1%
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 $ 869,782
Total Rights (Cost $ 856,772 ) ..................................................
869,782
Warrants
a a a
Warrants 0.3%
Diversified Metals & Mining 0.1%
a,b,c
Aston Minerals Ltd. , 144A, 10/16/25 ....................... Australia 5,500,000 297
a,c,d
Contango ORE, Inc. , 6/11/27 ............................. United States 25,000 124,978
a,c,d
Vizsla Silver Corp. , 144A, 11/15/24 ........................ Canada 1,500,000 894,171
1,019,446
Gold 0.2%
a,c,d,f
Ascot Resources Ltd. , 7/25/26 ............................ Canada 3,300,000 143,419
a,c,d
Awale Resources Ltd. , 5/08/26 ........................... Canada 1,750,000 7,275
a,c,d,f
Heliostar Metals Ltd. , 144A, 1/11/25 ....................... Canada 650,000 19,300
a,c,d,f
Heliostar Metals Ltd. , 144A, 12/08/25 ...................... Canada 1,720,833 267,330
a,f
Integra Resources Corp. , 3/13/27 ......................... Canada 500,000 283,693
a,c,d,f
Liberty Gold Corp. , 5/17/26 .............................. Canada 1,950,000 84,742
a,c,d,f
Monarch Mining Corp. , 144A, 4/06/27 ...................... Canada 6,000,000 —
a,b,c
O3 Mining, Inc. , 144A, 8/28/26 ........................... Canada 440,000 30,491
a,c,d,f
Onyx Gold Corp. , 144A, 7/06/25 .......................... Canada 650,000 2,973
a,b
Osisko Development Corp. , 144A, 3/27/27 .................. Canada 608,333 64,444
a,c,d
Robex Resources, Inc. , 6/26/26 ........................... Canada 3,050,000 1,092,309
a,b,c
STLLR Gold, Inc. , 144A, 11/28/26 ......................... Canada 537,600 65,674
a,c,d,f
Talisker Resources Ltd. , 144A, 2/11/25 ..................... Canada 4,500,000 1,005
a,c,d
Troilus Gold Corp. , 144A, 11/20/25 ........................ Canada 2,000,000 22,584
b,c
Troilus Gold Corp. , 144A, 10/18/26 ........................ Canada 1,800,000 50,700
a,c,d,f
Wiluna Mining Corp. Ltd. , 12/31/24 ........................ Australia 9,755,000 —
2,135,939
Precious Metals & Minerals 0.0%
†
a,c,d,f
TDG Gold Corp. , 144A, 7/07/26 ........................... Canada 310,000 7,372
a
Vizsla Royalties Corp. , 12/26/24 .......................... Canada 175,833 176,799
a,b
Vizsla Royalties Corp. , 144A, 12/26/24 ..................... Canada 216,667 217,858
402,029
Silver 0.0%
†
a
Silver Mountain Resources, Inc. , 2/09/26 .................... Canada 1,500,000 5,387
a
Silver Mountain Resources, Inc. , 4/24/28 .................... Canada 3,100,000 44,529
49,916
Total Warrants (Cost $ – ) ......................................................
3,607,330
Units
Limited Partnerships 0.1%
Gold 0.1%
a,c,d
Greenheart Gold, Inc. .................................. Canada 2,800,000 1,340,060
Total Limited Partnerships (Cost $ 1,018,737 ) ...................................
1,340,060
Total Long Term Investments (Cost $ 818,797,676 ) ...............................
1,149,409,432
a

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 13 .
Short Term Investments 1.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.9%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .... United States 10,206,699 $ 10,206,699
Total Money Market Funds (Cost $ 10,206,699 ) ..................................
10,206,699
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .... United States 969,000 969,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 969,000 ) ...................................................................
969,000
Total Short Term Investments (Cost $ 11,175,699 ) ................................
11,175,699
a
Total Investments (Cost $ 829,973,375 ) 100.3% ..................................
$1,160,585,131
Other Assets, less Liabilities (0.3) % ...........................................
(3,078,051)
Net Assets 100.0% ...........................................................
$1,157,507,080
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $57,961,587, representing 5.0% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
A portion or all of the security is on loan at October 31, 2024.
f
See Note 4 regarding holdings of 5% voting securities.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Gold and Precious Metals Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At October 31, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
3,300,000
a
Ascot Resources Ltd. ......................... 7/19/24 $ 1,033,353 $ 555,322
3,300,000
a
Ascot Resources Ltd., 7/25/26 .................. 7/26/24 — 143,419
1,750,000
b
Awale Resources Ltd., 5/08/26 .................. 5/10/24 — 7,275
25,000
c
Contango ORE, Inc., 6/11/27 ................... 6/11/24 — 124,978
18,028,500 Firefinch Ltd. ............................... 6/28/21 - 12/14/21 2,270,395 533,824
980,000
d
Founders Metals, Inc., 144A .................... 10/18/24 1,703,422 2,525,885
2,800,000
e
Greenheart Gold Inc .......................... 10/10/24 1,018,737 1,340,060
1,180,000
f
Heliostar Metals Ltd., 144A ..................... 6/20/24 228,540 442,552
650,000
f
Heliostar Metals Ltd., 144A, 1/11/25 .............. 7/12/23 — 19,300
1,720,833
f
Heliostar Metals Ltd., 144A, 12/08/25 ............. 12/20/23 — 267,330
2,100,000
g
Integra Resources Corp., 144A, (CAD Traded) ...... 8/14/24 2,066,854 2,130,322
1,950,000
h
Liberty Gold Corp., 5/17/26 .................... 5/21/24 — 84,742
1,380,000
i
Magna Mining, Inc., 144A ...................... 10/25/24 1,042,709 1,027,944
15,500,000 Monarch Mining Corp. ........................ 4/04/22 - 1/18/23 3,340,290 —
6,000,000 Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — —
650,000
j
Onyx Gold Corp., 144A, 7/06/25 ................. 7/07/23 — 2,973
45,900,000 Phoenix Industrial Minerals Pty. Ltd. .............. 3/09/21 - 12/16/22 — 51,344
3,050,000
k
Robex Resources, Inc., 6/26/26 ................. 6/28/24 — 1,092,309
4,500,000
l
Talisker Resources Ltd., 144A, 2/11/25 ............ 8/12/22 — 1,005
310,000
m
TDG Gold Corp., 144A, 7/07/26 ................. 7/10/23 — 7,372
2,000,000
n
Troilus Gold Corp., 144A, 11/20/25 ............... 11/15/23 — 22,584
1,500,000
o
Vizsla Silver Corp., 144A, 11/15/24 ............... 11/16/22 — 894,171
19,510,000 Wiluna Mining Corp. Ltd. ...................... 2/28/20 - 6/10/22 9,867,301 263,170
9,755,000 Wiluna Mining Corp. Ltd., 12/31/24 ............... 6/10/22 — —
Total Restricted Securities (Value is 1.0% of Net Assets) ............... $22,571,601 $11,537,881
a
The Fund also invests in unrestricted securities of the issuer, valued at $5,821,094 as of October 31, 2024.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,043,200 as of October 31, 2024.
c
The Fund also invests in unrestricted securities of the issuer, valued at $3,365,390 as of October 31, 2024.
d
The Fund also invests in unrestricted securities of the issuer, valued at $1,411,283 as of October 31, 2024.
e
The Fund also invests in unrestricted securities of the issuer, valued at $575,286 as of October 31, 2024.
f
The Fund also invests in unrestricted securities of the issuer, valued at $6,872,464 as of October 31, 2024.
g
The Fund also invests in unrestricted securities of the issuer, valued at $6,062,081 as of October 31, 2024.
h
The Fund also invests in unrestricted securities of the issuer, valued at $5,820,791 as of October 31, 2024.
i
The Fund also invests in unrestricted securities of the issuer, valued at $1,777,714 as of October 31, 2024.
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2024, investments in “affiliated companies” were as follows:
j
The Fund also invests in unrestricted securities of the issuer, valued at $349,147 as of October 31, 2024.
k
The Fund also invests in unrestricted securities of the issuer, valued at $5,695,407 as of October 31, 2024.
l
The Fund also invests in unrestricted securities of the issuer, valued at $1,820,232 as of October 31, 2024.
m
The Fund also invests in unrestricted securities of the issuer, valued at $722,339 as of October 31, 2024.
n
The Fund also invests in unrestricted securities of the issuer, valued at $3,890,880 as of October 31, 2024.
o
The Fund also invests in unrestricted securities of the issuer, valued at $21,544,870 as of October 31, 2024.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd. .. $ 933,762 $ — $ — $ — $ (378,440) $ 555,322 3,300,000 $ —
Ascot Resources Ltd.,
144A ........... 10,447,840 — — — (4,626,746) 5,821,094 32,420,000 —
Ascot Resources Ltd.,
7/25/26 .......... 371,729 — — — (228,310) 143,419 3,300,000 —
Aurion Resources Ltd. .. 3,031,466 229,025 (244,641) — 581,126 3,596,976 7,475,000 —
Awale Resources Ltd. .. 1,456,875 — (1,577,092)
a
— 120,217 —
b
— —
Awale Resources Ltd.,
5/08/26 .......... 246,601 — — — —
c
—
c
—
c
—
Banyan Gold Corp. ... 3,098,345 — — — 378,719 3,477,064 22,517,629 —
Falcon Metals Ltd. .... 1,809,611 — — — (747,305) 1,062,306 9,225,414 —
Geopacific Resources Ltd. 948,837 — — — 284,523 1,233,360 60,464,743 —
Heliostar Metals Ltd. ... 4,133,505 —
a
—
a
— 2,738,959 6,872,464 16,787,500 —
Heliostar Metals Ltd., 144A 266,310 — — — 176,242 442,552 1,180,000 —
Heliostar Metals Ltd.,
144A, 1/11/25 ..... 4,018 — — — 15,282 19,300 650,000 —
Heliostar Metals Ltd.,
144A, 12/08/25 .... 105,965 — — — 161,365 267,330 1,720,833 —
Integra Resources Corp.,
(CAD Traded) ..... 4,050,980 — — — 891,208 4,942,188 4,439,520 —
Integra Resources Corp.,
(USD Traded) ..... 686,868 — — — 149,332 836,200 740,000 —
Integra Resources Corp.,
144A, (CAD Traded) . — 2,066,854 — — 63,468 2,130,322 2,100,000 —
Integra Resources Corp.,
3/13/27 .......... 170,185 — — — 113,508 283,693 500,000 —
Liberty Gold Corp. .... 1,100,343 — (1,003,197)
a
— (97,146) —
b
— —
Liberty Gold Corp. . ... 4,848,621 — — — (685,100) 4,163,521 16,329,800 —
3. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Liberty Gold Corp., 144A $ 771,988 $ 1,003,197
a
$ — $ — $ (117,915) $ 1,657,270 6,500,000 $ —
Liberty Gold Corp., 5/17/26 139,760 — — — (55,018) 84,742 1,950,000 —
Monarch Mining Corp. . — — — — — — 15,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ..... — — — — — — 6,000,000 —
Newcore Gold Ltd. .... 2,970,272 — — — 292,701 3,262,973 12,620,000 —
O3 Mining, Inc. ...... 4,395,119 950,677
a
— — (384,400) 4,961,396 6,280,000 —
Onyx Gold Corp ...... 225,948 — — — (57,887) 168,061 1,300,000 —
Onyx Gold Corp. ..... 243,458 — — — (62,372) 181,086 1,400,750 —
Onyx Gold Corp., 144A,
7/06/25 .......... 16,116 — — — (13,143) 2,973 650,000 —
Pantoro Ltd. ........ 18,712,673 — (288,277) (328,773) 8,927,718 27,023,341 329,543,083 —
Platinum Group Metals
Ltd., (CAD Traded) .. 5,363,734 — (1,199,214) 113,108 —
c
—
c
—
c
—
Platinum Group Metals
Ltd., (USD Traded) .. 3,765,283 — — — —
c
—
c
—
c
—
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 60,744 — — — —
c
—
c
—
c
—
RTG Mining, Inc. ..... 120,729 — — — (15,964) 104,765 4,167,708 —
RTG Mining, Inc., 144A,
9/08/24 .......... 447 — — — (447) —
b
— —
RTG Mining, Inc., CDI .. 2,265,249 — — — (854,051) 1,411,198 82,487,582 —
Saturn Metals Ltd. .... 1,618,148 467,582
a
— — 1,116,377 3,202,107 17,486,957 —
Silver Mountain
Resources, Inc. .... 679,292 — — — —
c
—
c
—
c
—
Silver Mountain
Resources, Inc., 2/09/26 5,431 — — — —
c
—
c
—
c
—
Silver Mountain
Resources, Inc., 4/24/28 33,675 — — — —
c
—
c
—
c
—
Silver Tiger Metals, Inc. . 618,749 — — — 46,027 664,776 3,560,000 —
Silver Tiger Metals, Inc.,
144A ........... 3,736,829 — — — 277,966 4,014,795 21,500,000 —
Talisker Resources Ltd. . 1,586,849 — — — 233,383 1,820,232 5,280,000 —
Talisker Resources Ltd.,
144A, 2/11/25 ..... 39 — — — 966 1,005 4,500,000 —
TDG Gold Corp. ..... 180,758 — — — 20,915 201,673 2,080,000 —
TDG Gold Corp., 144A,
7/07/26 .......... 3,589 — — — 3,783 7,372 310,000 —
TDG Gold Corp., 144A. . 466,669 — — — 53,997 520,666 5,370,000 —
Thesis Gold, Inc ..... 4,513,882 9,076,722
a
(8,308,572)
a
— 1,120,986 6,403,018 11,144,053 —
Thesis Gold, Inc. ..... 614,199 — (768,151)
a
— 153,952 —
b
— —
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended October 31,
2024, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Troilus Gold Corp. .... $ 4,049,770 $ 928,347 $ — $ — $ —
c
$ —
c
—
c
$ —
Troilus Gold Corp., 144A,
11/20/25 ......... 69,708 — — — —
c
—
c
—
c
—
Wiluna Mining Corp. Ltd. 261,511 — — — 1,659 263,170 19,510,000 —
Wiluna Mining Corp. Ltd.,
12/31/24 ......... — — — — — — 9,755,000 —
Total Affiliated Securities
(Value is 7.9% of Net
Assets) .......... $95,202,479 $14,722,404 $(13,389,144) $(215,665) $9,600,135 $91,803,730 $—
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of October 31, 2024, no longer held by the fund.
c
As of October 31, 2024, no longer an affiliate.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $4,363,217 $55,491,024 $(49,647,542) $— $— $10,206,699 10,206,699 $105,821
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $44,000 $18,691,000 $(17,766,000) $— $— $969,000 969,000 $13,582
Total Affiliated Securities ... $4,407,217 $74,182,024 $(67,413,542) $— $— $11,175,699 $119,403
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 7,735,776 $ — $ — $ 7,735,776
Diversified Metals & Mining ............... 55,327,494 6,787,868 1,079,288 63,194,650
Environmental & Facilities Services ......... — 149,871 — 149,871
Gold ................................ 639,823,280 345,848,660 10,010,315
a
995,682,255
Precious Metals & Minerals ............... 33,263,774 13,631,988 — 46,895,762
Research & Consulting Services ........... 1,753,965 — — 1,753,965
Silver ............................... 28,179,981 — — 28,179,981
Rights ................................ 869,782 — — 869,782
Warrants :
Diversified Metals & Mining ............... — — 1,019,446 1,019,446
Gold ................................ 348,137 — 1,787,802
a
2,135,939
Precious Metals & Minerals ............... 176,799 217,858 7,372 402,029
Silver ............................... 49,916 — — 49,916
Limited Partnerships ..................... — — 1,340,060 1,340,060
Short Term Investments ................... 11,175,699 — — 11,175,699
Total Investments in Securities ........... $778,704,603 $366,636,245
b
$15,244,283 $1,160,585,131
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $357,116,616, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 221,567 $ 1,042,708 $ —
d
$ — $ (94,145) $ — $ — $ (90,842) $ 1,079,288 $ (14,441)
Gold ............ 7,294,790
d
5,881,945 (4,640,356) — (626,009) — — 2,099,945 10,010,315
d
2,136,328
6. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 financial instruments include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Abbreviations
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks
(continued)
Precious Metals &
Minerals ........ $ 614,199 $ — $ (768,151) $ — $ — $ — $ — $ 153,952 $ — $ —
Warrants
Diversified Metals &
Mining ......... 1,164,593 — —
d
— — — — (145,147) 1,019,446 (116,722)
Gold ............ 4,873,459
d
—
d
—
d
— — — — (3,085,657) 1,787,802
d
(1,496,864)
Precious Metals &
Minerals ........ 3,589
d
— —
d
— — — — 3,783 7,372 3,783
Limited Partnerships
Gold ............ — 1,018,737 — — — — — 321,323 1,340,060 321,323
Total Investments in Securities . $14,172,197 $7,943,390 $(5,408,507) $— $(720,154) — — (742,643) $15,244,283 833,407
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Currency
CAD
Canadian Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.